UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 000

Cleveland, Ohio 44124

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..4

ANCORA EQUITY FUND…….………………….……………..………………………….…....8

ANCORA/THELEN SMALL-MID CAP FUND…………….……………………….…...13

ANCORA MICROCAP FUND…………….………….….……..……………………….…….19

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….26

FINANCIAL REVIEW…..………………………………………...............................………..31

FUND EXPENSES………………………………..……………………………….….…....…….61

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….….......................64

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholder:

Brief Commentary

In the 2013 Annual Report to Shareholders we pointed out that, here in the United States, the income gap that currently exists has little chance of being resolved in the near future due to the poor quality of mass education and the lack of technical skills versus the rest of the advanced and emerging countries of the world. While the political establishment has paid lip service to the need for education and technical training for the success of future generations, it has done little to assure that we are heading in this direction.

Instead, it has relied on the old Keynesian model of priming the pump with dollars, expecting that those dollars would circulate among the working classes in the form of better wages and increased consumption. For the most part this attempt to jump start the economic engine has failed for most Americans. However, it has been a resounding success for the top 1 percent who have seen a substantial increase in personal wealth. The line of least resistance is to simply dismiss these facts as unintended consequences and herald the fact that the unemployment rate appears to be declining. The problem, however, is more structural and as the saying goes, “Give a man a fish…”

So how did all of those deficit spending dollars end up in the hands of so few? We know how they entered the system – unemployment compensation, social welfare programs, various windmill projects – to name a few. Rather than circulate, however, those dollars ended up in the banking system. From 2008 to the present, excess reserves in the banking system went from essentially zero to well over $2 trillion. In their effort to fight the last battle of the last war - the financial crisis of 2008-2009, Congress, the Administration, and the Federal Reserve have so tightly regulated and provided incentives for bankers to hold funds that only the more wealthy individuals and corporations have been able to gain access to the funds resulting in a very different outcome than perhaps what policy makers intended.

While most Americans generally spend additional dollars on non-discretionary consumption, more wealthy individuals and other structured entities tend to invest what they borrow, especially when market returns from stocks and bonds are higher than the interest on borrowed funds. Among the reasons corporations have improved profits over the past five years, even though revenues have not improved, is the simple fact that they have refinanced and restructured their balance sheets with low interest loans. Wealthy individuals, hedge funds and real estate developers have prospered for the same reasons.

Against this backdrop, and with the Federal Reserve keeping interest rates artificially low, it’s no wonder that stocks have climbed in spite of some rather mediocre revenue numbers; and it’s no wonder that investment themes seem to favor undervaluation metrics rather than long-term growth projections. So, if you’re looking for clues concerning the future of equity values and economic growth, you will want to keep an eye on what’s happening to all those excess dollars in the banking system.

Ancora Income Fund

After spiking in May, 2013, interest rates continued to rise into January, 2014. The duration of the portfolio was extended through this period in order to take advantage of the sharp price decline in the long end of the bond market. Since January, interest rates have declined once again, and the Ancora Income Fund’s portfolio has had a meaningful increase in value.  The fund has taken advantage of this opportunity to reduce duration resulting in a decrease of risk and volatility.

Through the first six months of 2014, the  Fund produced a total return of 10.41% for the Class  I shares and 10.14% for the Class C shares compared to the 3.92% rise in the Barclay’s Aggregate Bond index during that same period.

Ancora Equity Fund

Through the first half of 2014, the Ancora Equity Fund gained 6.75% for the Class I shares and 6.40% for the Class C shares, slightly under the 7.14% return for the S&P 500 Index.  The Ancora Equity “I” shares have pretty closely matched the total return for this Index throughout its 10 year history.

Among our best performers in 2014 were Alcoa, Apache, and Helmerich and Payne while ABB, General Electric, and J.P. Morgan held back our results. We expect continued rotation in the performance of the various industry groups making the selection of individual equities even more important as the year progresses.

Ancora/Thelen Small Mid Cap Fund

The Ancora Thelen Small-Mid Fund was up 5.00% and 4.59% for the Class I and Class C shares, respectively.  This compares to a return of 5.94% for the Russell 2500.  The fund began the year where it left off in 2013 with a strong advance through February, before giving ground to the Index as the market turned much more risk averse.  Mid cap stocks showed a strong rebound after being relative underperformers to small cap for the previous two years.  The move away from the smaller capitalization stocks hurt the fund which held a slight overweight position.  The overweighting in smaller stocks more than offset positive relative stock selection across each of the major market cap sectors.

The strongest stocks year to date include Sequential Brands Group, a licensor of major apparel and accessories brands.  The Company, a recent addition to the portfolio, advanced more than 100%.  Other strong performing stocks in the first half included Mallinckrodt, Plc, a global specialty pharmaceutical and medical imaging company and Hillshire Brands Company, the maker of specialty food products.  Hillshire Brands Company accepted a takeover offer from Tyson Foods at $63 per share after a bidding war.  Finally, Beam, Inc., the international spirits company, was bought by Suntory Holdings at a substantial premium to its previous trading price.  On the negative side was Post Holdings, Inc. a fast growing manufacturer of health and wellness foods, primarily sold in the center of the grocery store and Sizmek, Inc. an online video distribution and analytics company.

Ancora Microcap Fund

So far in 2014, The Ancora Microcap Fund has significantly exceeded the performance of its Benchmark with a return of 5.58% for the Class I shares and 5.04% for the Class C shares versus 1.55% for The Russell Microcap Index.

After outperforming during a strong first quarter of 2014, we were pleased to also be able to outperform in the second quarter when Microcaps were under pressure.  As investors became risk adverse and the Microcap Index produced negative returns, we were modestly positive.

The modes single digit return also masked significantly volatility within the portfolio.  Fortunately, the large declines were in small holdings such as Kid Brands and WPCS, while significant gains occurred in large positions such as Albany Molecular and Hawaiian Holdings.

Ancora Special Opportunity Fund

The Ancora Special Opportunity Fund returned 7.93% for the Class I shares and 7.46% for the Class C shares during the first six months of 2014 Outperforming the Wilshire 5000 Index return of 5.88% for the first half of 2014

Among the best performers in 2014 were Allegheny Technologies, Lakeland Industries and Weatherford International. Companies holding down our returns included Leucadia, Cliffs Natural Resources and Active Power.

Sincerely,

Richard A Barone

Chairman

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

_________________________

NET ASSETS:

$25.7 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of June 30, 2014

TOP HOLDINGS: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
First American Funds Gov't Obligation Class Y	7.17%
MFS Multimarket Income Trust	4.54%
The GDL Fund 3.0% 3/26/18 Pfd	4.31%
Wells Fargo Adv. Multi-Sector Income Fund	3.77%
Gabelli Dividend & Income Trust Preferred A	3.76%
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	3.24%
Saratoga Investment Corp 7.50%	3.18%
Strategic Global Income Fund, Inc.	3.10%
Citigroup, Inc. Cum Pfd Ser L 6.875	3.02%
MVC Capital, Inc. 7.25% 1/15/23 Series	2.96%

SECTOR DIVERSIFICATION: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Direct Trust Certificates	33.84%
Closed-End Income Funds	22.36%
REIT Senior Securities	19.08%
Closed-End Fund, Senior Securities	8.07%
Money Market Funds	7.17%
Traditional Preferred	6.33%
Third Party Bond Trust Certificates	2.65%
Other Assets in Excess of Liabilities	0.49%

TOTAL RETURNS: JUNE 30, 2014 (d)
	YTD 2014	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - C(b)	10.14%	6.69%	5.07%	9.07%	5.05%
ANCORA INCOME FUND - I(b)	10.41%	7.41%	5.62%	9.49%	5.38%
BARCLAY’s AGG. INDEX(c)	3.92%	4.38%	3.67%	4.70%	4.60%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Income Fund - Class I
Barclay Agg. Index
in $1,000's
1,775
1,675
1,575
1,475
1,375
1,275
1,175
1,075
975
875
Incep
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Corporate Bond Trust Certificates - 36.5%

Direct Trust Certificates - 33.84%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.25%	17,000	$ 446,102
American Finl Group Inc. Ohio Sr Nt Exp 8/25/42 - 5.75%	12,500	308,875
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	832,000
Aviva Plc Cap Sec 12/1/41 - 8.25%	10,000	284,500
Breitburn Energy Partners 8.25% 12/31/49 Pfd	5,000	127,250
Dynex Cap Inc. Pfd Ser B - 7.625%	12,000	288,600
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	17,000	445,060
KKR Financial Holdings Pfd Ser A - 7.375%	10,000	261,200
Main Street Capital Corp. 6.125% 4/1/23 Series	30,060	743,684
Merrill Lynch Preferred D - 7.0%	12,000	309,360
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	760,500
Prospect Capital Corp 6.95% Exp 11/15/22	15,000	389,700
Prudential Financial, Inc. Jr Sub Nt 3/15/53 - 5.70%	27,500	677,875
Qwest Corp. 6/1/53 - 6.125%	10,000	232,800
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	816,000
Seaspan Corp. 6.375% 4/30/19 Pfd	5,000	127,750
Selective Ins Group Inc. Sr Nt 2/9/43 - 5.875%	5,000	118,050
Stanley Black & Decker Inc. 7/25/52 - 5.75%	25,000	609,250
Tennessee Valley Auth Putable Automatic Rate 6.75%	13,345	318,278
Torchmark Corp. 12/15/52 - 5.875%	12,500	307,625
W.R. Berkley Corp. Pfd 4/30/53 - 5.625%	12,000	279,000
		8,683,460

Third Party Bond Trust Certificates - 2.65%
PreferredPlus Tr Ser Ver 1 Tr CTF Cl A 12/01/30 - 7.625%	14,238	367,910
Strats Tr Goldman Sachs Group 2/15/33 - 0.0% (a)	17,695	313,202
		681,111

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,177,986)		9,364,571

Investment Companies - 30.43%

Closed-End Income Funds - 22.36%
BlackRock Credit Allocation Income Trust IV	41,200	566,500
Legg Mason BW Global Income Opportunities Fund	40,000	734,000
MFS Charter Income Trust	19,700	182,028
MFS Intermediate Income Trust	135,000	712,800
MFS Multimarket Income Trust	175,000	1,163,750
Strategic Global Income Fund, Inc.	85,000	794,750
Wells Fargo Advantage Multi-Sector Income Fund	65,000	968,500
Western Asset/Claymore Inflation-Linked Opportunit	50,000	615,500
		5,737,828

* See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Closed-End Funds, Senior Securities - 8.07%
Gabelli Dividend & Income Trust Preferred A - 5.875%	22,000	$ 1,106,600
The GDL Fund Ser A 3/26/18 - 0.0% (a)	38,500	964,425
		2,071,025

TOTAL INVESTMENT COMPANIES (Cost $7,540,298)		7,808,853

Traditional Preferred- 6.33%
Citigroup, Inc. Cum Pfd Ser L 6.875	30,000	774,300
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.25%	23,498	598,024
Schwab Charles Corp. Pfd Ser B - 6.0%	10,000	252,300
		1,624,624

TRADITIONAL PREFERRED (Cost $1,580,869)		1,624,624

REIT Senior Securities - 19.08%
American Capital Agency 7.75% Ser B 12/31/49 pfd	5,000	124,400
American Realty Capital Pptys, Inc. - 6.70% Ser F	15,000	351,450
Apollo Coml Real Estate Pfd Ser A - 8.625%	20,000	519,800
Apollo Invt Corp. Sr Nts 7/15/43 - 6.875%	15,000	368,250
Chesapeake Lodging Tr Pfd Ser A - 7.75%	8,500	226,525
Colony Financial, Inc. 7.5% Series B Pfd	5,000	125,001
Digital Realty Trust, Inc. Preferred Series G	12,000	264,480
Entertainment Properties Pfd Ser F - 6.625%	5,500	134,530
Pebblebrook Hotel Tr Pfd Ser C - 6.50%	28,000	659,680
Public Storage 6% series Z Pfd	24,500	608,090
Public Storage Pfd X - 5.2%	6,500	144,689
RAIT Financial Trust Pfd 7.625% 4/15/24	18,000	446,040
Summit Hotel Properties, Inc. Pfd Ser A - 9.25%	10,000	271,700
Summit Hotel Properties, Inc. Pfd Ser B - 7.875%	5,000	130,000
Winthrop Rlty Tr Pfd Shs Int Ser D - 9.25%	20,000	520,000
		4,894,635

REIT SENIOR SECURITIES (Cost $4,717,616)		4,894,635

Money Market Funds - 7.17%
First American Funds Government Obligation Class Y 0.01% (a)	1,840,373	1,840,373
		1,840,373

TOTAL MONEY MARKET FUNDS (Cost $1,840,373)		1,840,373

TOTAL INVESTMENTS (Cost $24,857,142) 99.51%		25,533,056

Other Assets In Excess of Liablities - 0.49%		125,577

TOTAL NET ASSETS - 100.00%		$25,658,633

* See accompanying notes which are an integral part of the financial statements

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2014.

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

_________________________

NET ASSETS:

$9.6 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS I – ANQIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of June 30, 2014

TOP HOLDINGS: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Boulder Total Return Fund, Inc.	6.66%
Tri Continental Corp.	6.54%
Celgene Corp.	6.25%
First American Funds Gov't Obligation Class Y	5.96%
EMC Corp. Massachusetts	4.65%
Ameriprise Financial, Inc.	4.36%
Apache Corp.	4.18%
Qualcomm, Inc.	4.11%
Parker Hannifin Corp	3.92%
Freeport-McMoRan Copper & Gold, Inc.	3.79%

SECTOR DIVERSIFICATION: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Information Technology	20.66%
Health Care	18.07%
Investment Companies	15.40%
Industrials	10.70%
Financials	10.03%
Energy	8.66%
Materials	6.85%
Money Market Funds	5.93%
Consumer Discretionary	3.69%

TOTAL RETURNS: JUNE 30, 2014 (d)
	YTD 2014	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP (a)
ANCORA EQUITY FUND - C(b)	6.40%	23.95%	11.70%	15.15%	6.31%
ANCORA EQUITY FUND - I(b)	6.75%	24.90%	12.38%	15.79%	6.86%
S&P 500 INDEX(c)	7.14%	24.61%	16.58%	18.83%	7.79%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA EQUITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora Equity Fund - Class I
S&P 500 Index
2,300
2,100
1,900
1,700
1,500
1,300
1,100
900
700
in $1,000's
Incep
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS  (UNAUDITED)

	Shares	Value
Common Stocks - 79.05%

Auto Components - 1.04%
Johnson Controls, Inc.	2,000	$ 99,860
		99,860

Biotechnology - 6.25%
Celgene Corp. (a)	7,000	601,160
		601,160

Capital Markets - 7.09%
Ameriprise Financial, Inc.	3,500	420,000
Bank of New York Mellon Corp.	7,000	262,360
		682,360

Communications Equipment - 6.7%
Cisco Systems, Inc.	10,000	248,500
Qualcomm, Inc.	5,000	396,000
		644,500

Computers & Peripherals - 4.65%
EMC Corp. Massachusetts	17,000	447,780
		447,780

Diversified Financial Services - 2.99%
JP Morgan Chase & Co.	5,000	288,100
		288,100

Electrical Equipment - 1.67%
ABB Ltd. Sponsored ADR(c)	7,000	161,140
		161,140

Electronic Equipment, Instruments - 1.6%
Corning, Inc.	7,000	153,650
		153,650

Energy Equipment & Services - 4.52%
Cameron International Corp. (a)	3,000	203,130
Helmerich & Payne, Inc.	2,000	232,220
		435,350

Health Care Equipment & Supplies - 4.38%
Abbott Labratories	5,000	204,500
Baxter International, Inc.	3,000	216,900
		421,400

* See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
IT Services - 2.82%
International Business Machines Corp.	1,500	$ 271,905
		271,905

Industrial Conglomerates - 3.28%
General Electric Co	12,000	315,360
		315,360

Internet Software & Services - 4.99%
Ebay, Inc. (a)	5,000	250,300
Google, Inc. Cl C (a)	400	230,112
		480,412

Life Sciences Tools & Services - 3.06%
Thermo Fisher Scientific, Inc.	2,500	295,000
		295,000

Machinery - 5.8%
Deere & Co.	2,000	181,100
Parker Hannifin Corp	3,000	377,190
		558,290

Media - 2.67%
Disney Walt Co.	3,000	257,220
		257,220

Metals & Mining - 6.89%
Alcoa, Inc.	20,000	297,800
Freeport-McMoRan Copper & Gold, Inc.	10,000	365,000
		662,800

Oil, Gas & Consumable Fuels - 4.18%
Apache Corp.	4,000	402,480
		402,480

Pharmaceuticals - 4.47%
AbbVie, Inc.	5,000	282,200
Pfizer, Inc.	5,000	148,400
		430,600

TOTAL COMMON STOCKS (Cost $4,412,835)		7,609,367

* See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

Investment Companies - 15.47%
Adams Express Co.	15,870	$ 218,213
Boulder Total Return Fund, Inc.	25,000	641,498
Tri Continental Corp.	30,000	629,400
		1,489,110

TOTAL INVESTMENT COMPANIES (Cost $857,539)		1,489,110

Money Market Funds - 5.96%
First American Funds Government Obligation Class Y 0.01% (b)	573,676	573,676
		573,676

TOTAL MONEY MARKET FUNDS (Cost $573,676)		573,676

TOTAL INVESTMENTS (Cost $5,844,050) 100.48%		9,672,153

Liabilities In Excess of Other Assets - (0.48)%		(45,993)

TOTAL NET ASSETS - 100.00%		$ 9,626,159

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2014.

(c) ADR - American Depository Receipt

ANCORA /THELEN SMALL-MID CAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$53.6 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

CLASS C – AATCX

CLASS I – AATIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of  June 30, 2014

TOP HOLDINGS: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Tribune Co.	5.12%
Mallinckrodt PLC	4.18%
Allegion PLC	3.52%
First American Funds Gov't Obligation Class Y	3.05%
New Media Investment Group, Inc.	3.04%
Autobytel, Inc.	2.96%
SpartanNash Co.	2.88%
TFS Financial Corp.	2.82%
Liberty Ventures	2.81%
Sizmek, Inc.	2.59%

SECTOR DIVERSIFICATION: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Consumer Discretionary	38.70%
Financials	13.27%
Information Technology	11.40%
Industrials	9.73%
Consumer Staples	7.20%
Health Care	6.43%
Materials	3.43%
Money Market Fund	3.06%
Telecommunication Services	2.46%
Energy	2.40%
Utilities	1.94%

TOTAL RETURNS: JUNE 30, 2014 (d)
	ONE MONTH	THREE MONTHS	YTD 2014	ONE YEAR	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND - C (b)	3.40%	2.78%	4.59%	24.16%	24.71%
ANCORA/THELEN SMALL-MID CAP FUND - I (b)	3.51%	2.97%	5.00%	25.22%	25.80%
RUSSELL 2500 INDEX(c)	4.78%	3.56%	5.94%	25.58%	26.12%

a)

Inception data reflects the total return since 01/02/13.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA /THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora\Thelen Small-Mid Cap Fund- Class I
Russell 2500
1,450
1,400
1,350
1,300
1,250
1,200
1,150
1,100
1,050
1,000
in $1,000's
Incep
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 96.65%

Aerospace & Defense - 0.7%
Exelis, Inc.	22,040	$ 374,239
		374,239

Building Products - 4.75%
Allegion PLC (a)	33,310	1,888,011
Quanex Building Products Corp.	36,790	657,437
		2,545,448

Capital Markets - 1.02%
JMP Group, Inc.	72,139	546,092
		546,092

Chemicals - 3.42%
The Scotts Miracle-Gro Co.	11,410	648,773
Rayonier Advanced Materials, Inc. (a)	8,803	341,129
Zep, Inc.	47,660	841,676
		1,831,577

Commercial Banks - 0.82%
Farmers National Banc Corp.	56,757	442,137
		442,137

Commercial Services & Supplies - 0.9%
Viad Corp.	20,350	485,144
		485,144

Communications Equipment - 0.71%
Polycom, Inc. (a)	30,250	379,033
		379,033

Consumer Finance - 1.94%
Ally Financial, Inc. (a)	43,540	1,041,041
		1,041,041

Diversified Consumer Services - 2.55%
Ascent Capital Group, Inc. (a)	13,992	923,612
Collectors Universe, Inc.	22,643	443,576
		1,367,188

Diversified Financial Services - 1.44%
Voya Financial, Inc.	21,200	770,408
		770,408

* See accompanying notes which are an integral part of the financial statements

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Diversified Telecommunications - 2.45%
Alteva, Inc.	23,632	$ 163,061
Cincinnati Bell, Inc. (a)	292,790	1,150,665
		1,313,726

Electronic Equipment, Instruments - 3.85%
Daktronics, Inc.	64,040	763,357
Knowles Corp. (a)	34,110	1,048,541
Napco Security Technologies, Inc. (a)	46,341	251,632
		2,063,530

Food & Staples Retailing - 2.87%
SpartanNash, Inc.	73,370	1,541,504
		1,541,504

Food Products - 4.3%
Post Holdings, Inc. (a)	26,892	1,369,072
Whitewave Foods Co. (a)	28,949	937,079
		2,306,151

Gas Utilities - 1.94%
ONE Gas, Inc. (a)	27,490	1,037,748
		1,037,748

Health Care Equipment & Supplies - 0.58%
Utah Medical Products, Inc.	6,004	308,846
		308,846

Health Care Providers & Services - 1.66%
Corvel Corp. (a)	19,652	887,877
		887,877

Hotels, Restaurants & Leisure - 2.1%
CEC Entertainment, Inc. Poison Pill Rights	4,000	-
Darden Restaurants, Inc.	10,440	483,059
Krispy Kreme Doughnuts, Inc. (a)	26,150	417,877
Tropicana Entertainment, Inc. (a)	12,850	226,803
		1,127,738

IT Services - 2.15%
Blackhawk Network Holdings, Inc. (a)	20,997	592,535
Science Applications International Corp.	12,660	559,066
		1,151,601

* See accompanying notes which are an integral part of the financial statements

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Internet & Catalog Retail - 7.55%
FTD Companies, Inc. (a)	30,248	$ 961,584
Liberty Interactive Corp. (a)	32,640	958,310
Liberty Ventures (a)	20,420	1,506,996
TripAdvisor, Inc. (a)	5,710	620,449
		4,047,339

Internet Software & Services - 4.66%
Autobytel, Inc. (a)	120,919	1,585,248
Local Corp. (a)	77,027	159,831
United Online, Inc.	72,627	755,321
		2,500,400

Leisure Equipment & Products - 0.85%
Nautilus, Inc. (a)	41,355	458,627
		458,627

Machinery - 2.34%
Hyster-Yale Materials Handling, Inc.	4,467	395,508
John Bean Technologies Corp.	6,455	200,040
Timken Co.	9,740	660,762
		1,256,310

Media - 21.52%
AMC Networks, Inc. (a)	8,535	524,817
Crown Media Holdings, Inc. (a)	20,347	73,860
Dex Media, Inc. (a)	55,190	614,817
John Wiley & Sons, Inc.	11,962	724,778
Lee Enterprises, Inc. (a)	179,390	798,286
Liberty Media Corp. (a)	3,740	511,183
New Media Investment Group, Inc. (a)	115,510	1,629,846
Salem Communications Corp.	40,116	379,497
Sizmek, Inc. (a)	145,563	1,387,215
Starz - Liberty Capital (a)	36,800	1,096,272
Time, Inc. (a)	43,450	1,052,359
Tribune Co. (a)	32,260	2,743,713
		11,536,642

Multiline Retail - 0.61%
Tuesday Morning Corp. (a)	18,461	328,975
		328,975

Oil, Gas & Consumable Fuels - 2.39%
QEP Resources, Inc.	37,160	1,282,020
		1,282,020

* See accompanying notes which are an integral part of the financial statements

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Pharmaceuticals - 4.18%
Mallinckrodt PLC (a)	27,980	$ 2,238,960
		2,238,960

Real Estate Investment Trusts - 4.61%
Ashford Hospitality Trust, Inc.	47,328	546,165
Cyrusone, Inc.	22,390	557,511
Rayonier, Inc.	26,410	938,876
Rouse Properties, Inc.	25,025	428,178
		2,470,729

Real Estate Management & Development - 0.57%
Alexander & Baldwin, Inc.	7,434	308,139
		308,139

Services - 1%
ADT Corp.	15,390	537,727
		537,727

Specialty Retail - 0.97%
CST Brands, Inc.	15,060	519,570
		519,570

Textiles, Apparel & Luxury Goods - 2.43%
Cherokee, Inc.	85,669	1,301,312
		1,301,312

Thrifts & Mortgage Finance - 2.82%
TFS Financial Corp. (a)	106,130	1,513,414
		1,513,414

TOTAL COMMON STOCKS (Cost $43,238,217)		51,821,192

Money Market Funds - 3.05%
First American Funds Government Obligation Class Y 0.01% (b)	1,635,349	1,635,349
		1,635,349

TOTAL MONEY MARKET FUNDS (Cost $1,635,349)		1,635,349

TOTAL INVESTMENTS (Cost $44,873,567) 99.7%		53,456,542

Other Assets In Excess of Liabilities - 0.3%		159,787

TOTAL NET ASSETS - 100.00%		$ 53,616,328

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2014.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$12.4 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of  June 30, 2014

TOP HOLDINGS: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Albany Molecular Research, Inc.	4.04%
Hawaiian Holdings Inc Com	3.47%
Lakeland Industries, Inc.	3.40%
First American Funds Gov't Obligation Class Y	3.34%
Medical Action Inds	3.20%
MVC Capital, Inc.	2.55%
Callaway Golf Co.	2.51%
Sanfilippo John B & Son Inc	2.24%
Digirad Corp.	2.17%
RealNetworks Inc.	2.15%

SECTOR DIVERSIFICATION: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Information Technology	21.98%
Consumer Discretionary	19.55%
Health Care	16.31%
Industrials	14.55%
Financials	13.19%
Energy	4.69%
Materials	3.45%
Money Market Fund	3.33%
Consumer Staples	2.24%
Telecommunication Services	0.71%

TOTAL RETURNS: JUNE 30, 2014 (d)
	YTD 2014	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - C(b)	5.04%	20.85%	12.17%	19.42%	11.09%
ANCORA MICROCAP FUND - I(b)	5.58%	21.96%	13.00%	20.00%	11.63%
RUSSELL MICROCAP INDEX(c)	1.55%	25.01%	15.94%	20.03%	10.11%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora MicroCap Fund - Class I
Russell Microcap Index
2,100
1,900
1,700
1,500
1,300
1,100
900
700
500
in $1,000's
Incep
Jan-09
Jun-09
Nov-09
Apr-10
Sep-10
Feb-11
Jul-11
Dec-11
May-12
Oct-12
Mar-13
Aug-13
Jan-14
Jun-14

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS  (UNAUDITED)

	Shares	Value
Common Stocks - 96.78%

Airlines - 3.47%
Hawaiian Holdings Inc Com (a)	31,500	$ 431,865
		431,865

Auto Components - 1.08%
Fuel Systems Solutions, Inc. (a)	12,000	133,680
		133,680

Capital Markets - 6.38%
Calamos Asset Management, Inc	16,000	214,240
Harris & Harris Group, Inc. (a)	82,542	262,484
MVC Capital, Inc.	24,500	317,275
		793,999

Chemicals - 3.45%
Landec Corp. (a)	20,000	249,800
Penford Corp. (a)	14,000	179,620
		429,420

Commercial Banks - 2.06%
Boston Private Financial Holdings, Inc.	10,000	134,400
LNB Bancorp (e)	10,000	121,800
		256,200

Commercial Services & Supplies - 4.38%
Courier Corp.	10,000	149,200
Kimball International, Inc.	15,000	250,800
Perma-Fix Environmental Services, Inc. (a)	31,360	144,256
		544,256

Communications Equipment - 1.06%
Aviat Networks, Inc. (a)	102,500	131,200
		131,200

Computers & Peripherals - 3.16%
Imation Corp. (a)	60,090	206,710
Qumu Corp (a)	7,847	109,780
Silicon Graphics International Corp. (a)	8,000	76,960
		393,449

Construction & Engineering - 0.41%
Sterling Construction Co., Inc. (a)	5,500	51,590
		51,590

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)

	Shares	Value
Diversified Consumer Services - 0.81%
Lincoln Educational Services Corp.	22,500	$ 101,025
		101,025

Diversified Telecommunications - 0.71%
Alaska Communications Systems Group Inc (a)	48,781	87,806
		87,806

Electronic Equipment, Instruments - 8.24%
Deswell Industries, Inc.	22,500	46,350
Digital Ally, Inc. (a)	12,544	39,012
Electro Scientific Industries, Inc.	25,500	173,655
Frequency Electronics, Inc. (a)	13,048	160,621
Iteris, Inc (a)	65,000	110,500
Mace Security International, Inc. (a)(d)(f)	150,000	56,250
Maxwell Technologies, Inc. (a)	12,500	189,125
Perceptron, Inc.	12,000	153,000
Planar Systems, Inc. (a)	23,500	57,575
Vicon Industries, Inc. (a)	15,550	39,186
		1,025,274

Food Products - 2.24%
Sanfilippo John B & Son Inc	10,549	279,232
		279,232

Health Care Equipment & Supplies - 9.19%
Cryolife Inc	13,047	116,771
Digirad Corp.	75,892	270,176
Invacare Corp.	10,000	183,700
Medical Action Inds (a)	29,002	398,197
RTI Biologics Inc Com (a)	40,000	174,000
		1,142,844

Health Care Providers & Services - 1.15%
Cross Country Healthcare, Inc. (a)	22,000	143,440
		143,440

Hotels, Restaurants & Leisure - 1.9%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	13,700
Luby's, Inc. (a)	25,659	150,875
Ruby Tuesday, Inc. (a)	9,500	72,105
		236,680

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)

	Shares	Value
Household Durables - 6.32%
Cobra Electronics Corp. (a)	50,000	$ 185,000
Emerson Radio Corp. (a)	50,121	89,215
Hooker Furniture Corp.	5,000	80,700
Kid Brands, Inc. (a)	60,000	390
Koss Corp.	7,500	23,931
Natuzzi SpA ADR (a)(c)	80,804	207,666
Stanley Funiture Co. Inc (a)	49,879	133,676
ZAGG, Inc. (a)	12,000	65,160
		785,738

IT Services - 0.03%
WPCS International Inc (a)	7,857	4,007
		4,007

Insurance - 3.69%
Meadowbrook Insurance Group, Inc.	13,000	93,470
State Auto Financial Corp	7,500	175,725
United Insurance Holdings Corp.	11,000	189,860
		459,055

Internet Software & Services - 2.15%
RealNetworks Inc. (a)	35,000	267,050
		267,050

Leisure Equipment & Products - 4.38%
Callaway Golf Co.	37,500	312,000
Jakks Pacific, Inc.	30,000	232,200
		544,200

Life Sciences Tools & Services - 4.04%
Albany Molecular Research, Inc. (a)	25,000	503,000
		503,000

Machinery - 2.49%
FreightCar America, Inc.	8,000	200,320
Lydall, Inc. (a)	4,000	109,480
		309,800

Marine - 0.47%
Euroseas, Ltd.	50,000	58,000
		58,000

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)

	Shares	Value
Media- 0.18%
Ballantyne Strong, Inc. (a)	5,500	$ 22,990
		22,990

Oil, Gas & Consumable Fuels - 4.7%
Goodrich Petroleum Corp. (a)	6,000	165,600
Vaalco Energy, Inc. (a)	30,000	216,900
Warren Resources, Inc. (a)	32,500	201,500
		584,000

Pharmaceuticals - 1.94%
Heska Corp. (a)	22,470	241,553
		241,553

Professional Services - 1.9%
Heidrick & Struggles Intl Inc.	9,000	166,500
RCM Technologies, Inc. (a)	10,980	69,833
		236,333

Semiconductors & Semiconductor Equipment - 6.29%
Amtech Systems, Inc. (a)	13,360	163,393
Axcelis Technologies, Inc. (a)	110,000	220,000
AXT, Inc. (a)	66,950	143,273
BTU International, Inc. (a)	28,170	92,116
Kopin Corp. (a)	15,000	48,900
Leadis Technology, Inc. (a)	33,812	338
Silicon Image, Inc. (a)	13,500	68,040
Trio Tech International (a)	13,322	46,226
		782,286

Software - 1.08%
Telenav, Inc. (a)	23,507	133,755
		133,755

Specialty Retail - 1.51%
Body Central Corp. (a)	30,000	26,595
Sears Hometown and Outlet Stores, Inc. (a)	6,000	128,820
Wet Seal, Inc. (a)	35,000	31,850
		187,265

Textiles, Apparel & Luxury Goods - 3.4%
Lakeland Industries, Inc. (a)(f)	59,066	422,913
		422,913

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)

	Shares	Value
Thrifts & Mortgage Finance - 1.07%
Trustco Bank Corp	20,000	$ 133,600
		133,600

Trading Companies & Distributors - 1.45%
Lawson Products, Inc. (a)	11,040	179,842
		179,842

TOTAL COMMON STOCKS (Cost $9,119,453)		12,037,344

Money Market Funds - 3.34%
First American Funds Government Obligation Class Y 0.01% (b)	415,192	415,192
		415,192

TOTAL MONEY MARKET FUNDS (Cost $415,192)		415,192

TOTAL INVESTMENTS (Cost $9,534,645) 100.12%		12,452,536

Liabilities In Excess of Other Assets - (0.12)%		(14,321)

TOTAL NET ASSETS - 100.00%		$ 12,438,215

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2014.

(c) ADR - American Depository Receipt

(d) The Ancora Trust Chairman serves on the Board of Directors of this company.

(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

_________________________

NET ASSETS:

$11.5 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of June 30, 2014

TOP HOLDINGS: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
First American Funds Gov't Obligation Class Y	14.23%
Mace Security International, Inc.	8.15%
Lakeland Industries, Inc.	6.23%
Firsthand Technology Value Fund, Inc.	4.81%
Special Opportunities Fund, Inc.	4.79%
Citigroup, Inc.	4.10%
Safeguard Scientifics, Inc.	3.98%
Leucadia National Corp.	3.88%
Boulder Growth & Income Fund, Inc.	3.70%
BlackRock Enhanced Equity Dividend Trust	3.65%

SECTOR DIVERSIFICATION: JUNE 30, 2014 (d)
NAME	% OF NET ASSETS
Financials	27.28%
Investment Companies	19.10%
Money Market Fund	14.41%
Information Technology	10.48%
Consumer Discretionary	7.03%
Materials	6.91%
Industrials	4.82%
Energy	4.47%
Health Care	3.11%
Consumer Staples	2.40%

TOTAL RETURNS: JUNE 30, 2014 (d)
	YTD 2014	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPP - C(b)	7.46%	15.35%	13.34%	16.37%	6.52%
ANCORA SPECIAL OPP - I(b)	7.93%	16.30%	14.05%	17.07%	7.10%
WILSHIRE 5000 INDEX(c)	5.88%	23.63%	16.45%	19.25%	8.14%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
in $1,000's
2,500
2,300
2,100
1,900
1,700
1,500
1,300
1,100
900
700
500
Incep
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 60.86%

Capital Markets - 14.16%
Ares Capital Corp.	15,000	$ 267,900
Calamos Asset Management, Inc	10,000	133,900
Prospect Capital Corp.	20,000	212,500
Safeguard Scientifics, Inc. (a)	22,000	457,380
THL Credit, Inc.	15,000	210,000
	35,000	346,500
		1,628,180

Communications Equipment- 1.05%
PCTEL, Inc.	15,000	121,350
		121,350

Construction Materials- 1.69%
Continental Materials Corp. (a)	12,150	194,036
		194,036

Diversified Financial Services - 7.97%
Citigroup, Inc.	10,000	471,000
Leucadia National Corp.	17,000	445,740
		916,740

Electrical Equipment - 4.76%
Active Power, Inc. (a)	20,000	55,200
Capstone Turbine Corp. (a)	100,000	151,000
Generac Holdings, Inc. (a)	3,000	146,220
PowerSecure International, Inc. (a)	20,000	194,800
		547,220

Electronic Equipment, Instruments - 8.15%
Mace Security International, Inc. (a)(d)(e)	2,500,000	937,500
		937,500

Energy Equipment & Services - 2%
Weatherford International Ltd. (a)	10,000	230,000
		230,000

Health Care Equipment & Supplies - 1.33%
Invacare Corp.	7,000	128,590
Zynex, Inc. (a)	82,000	23,780
		152,370

* See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Household Durables - 0.71%
iRobot, Corp. (a)	1,000	$ 40,950
Natuzzi SpA ADR (a)(c)	16,000	41,120
		82,070

Life Sciences Tools & Services - 1.75%
Albany Molecular Research, Inc. (a)	10,000	201,200
		201,200

Metals & Mining - 5.14%
Allegheny Technologies, Inc.	5,000	225,500
Cliffs Natural Resources, Inc.	12,000	180,600
Richmont Mines, Inc. (a)	135,000	184,950
		591,050
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	0
		0

Oil, Gas & Consumable Fuels - 2.41%
StealthGas, Inc. (a)	25,000.0	277,500
		277,500

Personal Products - 2.37%
Stephan Co. (a)(d)	160,000	272,000
		272,000

Software - 1.14%
Nuance Communications, Inc. (a)	7,000	131,390
		131,390

Textiles, Apparel & Luxury Goods - 6.23%
Lakeland Industries, Inc. (a)(e)	100,000	716,000
		716,000

TOTAL COMMON STOCKS (Cost $5,402,256)		6,998,606

Direct Trust Certificates- 2.22%
Saratoga Investment Corp 7.50%	10,000	255,000
		255,000

TOTAL DIRECT TRUST CERTIFICATES (Cost $252,281)		255,000

* See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Investment Companies - 21.45%
BlackRock Enhanced Equity Dividend Trust	50,000	$ 419,500
Boulder Growth & Income Fund, Inc.	50,000	426,000
Firsthand Technology Value Fund, Inc.	26,000	552,500
Gabelli Global Deal Fund	20,000	217,200
Neuberger Berman Real Estate Secs Income Fund	60,000	300,000
Special Opportunities Fund, Inc.	33,000	551,100
		2,466,300

TOTAL INVESTMENT COMPANIES (Cost $2,108,918)		2,466,300

Money Market Funds - 14.23%
First American Funds Government Obligation Class Y 0.01% (b)	1,636,032	1,636,032
		1,636,032

TOTAL MONEY MARKET FUNDS (Cost $1,636,032)		1,636,032

TOTAL INVESTMENTS (Cost $9,399,488) 98.76%		11,355,938

Other Assets In Excess of Liabilities - 1.24%		142,481

TOTAL NET ASSETS - 100.00%		$ 11,498,419

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2014.

(c) ADR - American Depository Receipt

(d) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.

(e) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2014 (UNAUDITED)

	Ancora Income Fund	Ancora Equity Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Assets
Investments in securities:
At Cost	$24,857,142	$5,844,050	$44,873,567	$ 9,072,213	$ 7,747,248
At Fair Value	$25,533,056	$9,672,153	$53,456,542	$11,851,574	$ 9,430,438

Investments in Affiliated Securities:
At Cost	$ -	$ -	$ -	$ 462,432	$ 1,652,240
At Fair Value	$ -	$ -	$ -	$ 600,962	$ 1,925,500

Cash	-	-	-	500	-
Dividends and interest receivable	106,679	8,172	23,481	3,291	8,770
Receivable for investments sold	316,857	622	1,015,724	-	213,247
Shareholder subscription receivable	1,813	215	112,215	3,365	49
Prepaid expenses	3,455	2,300	9,826	2,649	1,956
Total assets	25,961,860	9,683,462	54,617,788	12,462,341	11,579,960

Liabilities
Payable for investments purchased	262,728	-	937,515	-	51,824
Shareholder redemptions payable	-	29,600	608	-	-
Payable to advisor	17,611	7,805	42,132	6,543	9,268
12b-1 fees payable	5,339	5,166	1,711	2,582	5,516
Administration fees payable	2,091	781	4,213	987	927
Trustee fees payable	153	125	515	118	100
Accrued expenses	15,305	13,826	14,766	13,896	13,906
Total liabilities	303,227	57,303	1,001,460	24,126	81,541

Net Assets:	$25,658,633	$9,626,159	$53,616,328	$12,438,215	$11,498,419
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	25,635,862	6,040,518	42,642,663	8,845,611	8,551,792
Accumulated undistributed net investment gain (loss)	(612,847)	(39,275)	373,533	(54,416)	(86,472)
Accumulated net realized gain/(loss) on:
Investment securities	(40,296)	(203,187)	2,017,157	729,129	1,076,649
Net unrealized appreciation on:
Investment securities	675,914	3,828,103	8,582,975	2,917,891	1,956,450

Net Assets	$25,658,633	$9,626,159	$53,616,328	$12,438,215	$11,498,419

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2014 (UNAUDITED) (CONTINUED)

	Ancora Income Fund	Ancora Equity Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Class C:

Net assets applicable to Class C shares	$13,689,619	$7,325,239	$ 1,260,890	$ 846,213	$ 7,713,209

Shares outstanding (unlimited number of shares authorized, no par value)	1,592,900	495,028	92,242	59,748	1,070,732

Net asset value, offering price, and redemption price per share	$ 8.59	$ 14.80	$ 13.67	$ 14.16	$ 7.20

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.42	$ 14.50	$ 13.40	$ 13.88	$ 7.06

Class I:

Net assets applicable to Class I shares	$11,969,014	$2,300,920	$52,355,438	$11,592,002	$ 3,785,210

Shares outstanding (unlimited number of shares authorized, no par value)	1,384,502	148,429	3,781,424	784,726	496,856

Net asset value, offering price, and redemption price per share	$ 8.64	$ 15.50	$ 13.85	$ 14.77	$ 7.62

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.47	$ 15.19	$ 13.57	$ 14.47	$ 7.47

* See accompanying notes which are an integral part of the financial statements

(a)The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2014 (UNAUDITED)

	Ancora Income Fund	Ancora Equity Fund	Ancora/Thelen Small-Mid Cap Fund (a)	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Investment Income
Dividend income	$ 484,365	$ 75,684	$ 700,801	$ 44,748	$ 38,189
Dividend income from Affiliates	-	-	-	200	-
Interest income	58	5	36	19	53
Total Income	484,423	75,689	700,837	44,967	38,242

Expenses
Investment advisor fee	121,839	46,886	238,850	59,848	53,766
12b-1 fees
Class C	32,965	27,031	4,304	3,013	27,089
Fund accounting expenses	15,289	12,515	17,133	13,741	13,739
Transfer agent expenses	5,341	4,107	6,133	4,649	4,651
Legal expenses	6,730	6,352	6,952	6,360	6,362
Administration expenses	12,184	4,688	23,885	5,985	5,377
Insurance expenses	1,502	870	2,167	921	889
Custodian expenses	4,289	1,723	4,120	1,791	2,462
Auditing expenses	6,368	6,366	5,630	6,330	6,369
Printing expenses	467	416	746	706	436
Trustees expenses	1,853	876	3,732	1,093	1,125
Miscellaneous expenses	1,652	1,903	6,404	1,836	1,508
Registration expenses	1,614	1,231	7,248	1,589	941
Total Expenses	212,093	114,964	327,304	107,862	124,714
Waived Fees	(10,510)	-	-	(8,479)	-
Net Operating Expenses	201,583	114,964	327,304	99,383	124,714

Net Investment Income (Loss)	282,840	(39,275)	373,533	(54,416)	(86,472)

Realized & Unrealized Gains (Loss)
Net realized gain on investment securities	232,129	507,444	1,974,893	569,652	810,780
Net realized gain (loss) on affiliated investment securities	-	-	-	-	-
Capital gain distributions from investment companies	262,052	20,582	-	-	100,776
Change in unrealized appreciation (depreciation) on investment securities	1,523,446	76,499	140,659	149,225	(23,756)
Net realized and unrealized gain on investment securities	2,017,627	604,525	2,115,552	718,877	887,800
Net increase in net assets resulting from operations	$2,300,467	$565,250	$2,489,085	$ 664,461	$ 801,328

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	(Unaudited) Six Months Ended June 30, 2014	Year Ended December 31, 2013

Increase (Decrease) in Net Assets from Operations
Net investment income	$ 282,840	$ 789,371
Net realized gain on investment securities	232,129	138,150
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	262,052	32,123
Change in net unrealized appreciation (depreciation)	1,523,446	(1,754,833)
Net increase (decrease) in net assets resulting from operations	2,300,467	(795,189)

Distributions
From net investment income, Class C	(471,808)	(542,852)
From net investment income, Class I	(423,879)	(431,256)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	-
From return of capital, Class C	-	(400,955)
From return of capital, Class I	-	(318,530)
Total distributions	(895,687)	(1,693,593)

Capital Share Transactions - Class C
Proceeds from sale of shares	865,480	1,774,545
Shares issued in reinvestment of dividends	153,453	324,695
Shares redeemed	(693,086)	(2,375,404)
	325,847	(276,164)
Capital Share Transactions - Class I
Proceeds from sale of shares	1,757,269	3,330,187
Shares issued in reinvestment of dividends	302,542	583,729
Shares redeemed	(414,575)	(2,327,456)
	1,645,236	1,586,460
Net increase in net assets resulting
from capital share transactions	1,971,083	1,310,296

Total increase (decrease) in net assets	3,375,863	(1,178,486)

Net Assets
Beginning of period	$ 22,282,770	$ 23,461,256
End of period	$ 25,658,633	$ 22,282,770
Accumulated undistributed net investment income (loss)	$ (612,847)	$ -

Capital Share Transactions - C Shares
Shares sold	97,957	199,901
Shares issued in reinvestment of distributions	18,147	38,022
Shares repurchased	(81,901)	(272,513)
Net increase (decrease) from capital share transactions	34,203	(34,590)

Capital Share Transactions - I Shares
Shares sold	204,853	381,191
Shares issued in reinvestment of distributions	35,592	68,132
Shares repurchased	(48,572)	(276,710)
Net increase from capital share transactions	191,873	172,613

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Equity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (39,275)	$ (49,230)
Net realized gain on investment securities	507,444	882,096
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	20,582	2,026
Change in net unrealized appreciation	76,499	1,932,558
Net increase in net assets resulting from operations	565,250	2,767,450

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	172,900	360,131
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(1,226,691)	(1,180,525)
	(1,053,791)	(820,394)
Capital Share Transactions - Class I
Proceeds from sale of shares	5,667	191,449
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(35,170)	(1,197,160)
	(29,503)	(1,005,711)
Net decrease in net assets resulting
from capital share transactions	(1,083,294)	(1,826,105)

Total increase (decrease) in net assets	(518,044)	941,345

Net Assets
Beginning of period	$ 10,144,203	$ 9,202,858
End of period	$ 9,626,159	$ 10,144,203
Accumulated undistributed net investment income (loss)	$ (39,275)	$ -

Capital Share Transactions - C Shares
Shares sold	11,794	29,759
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(89,031)	(96,197)
Net decrease from capital share transactions	(77,237)	(66,438)

Capital Share Transactions - I Shares
Shares sold	393	16,320
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(2,338)	(89,103)
Net decrease from capital share transactions	(1,945)	(72,783)

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Period Ended
	June 30, 2014	December 31, 2013 (a)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 373,533	$ (34,568)
Net realized gain on investment securities	1,974,893	777,742
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation	140,659	8,442,316
Net increase in net assets resulting from operations	2,489,085	9,185,490

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	(16,738)
From short-term capital gains, Class I	-	(702,745)
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(719,483)

Capital Share Transactions - Class C
Proceeds from sale of shares	175,250	1,051,193
Shares issued in reinvestment of dividends	-	16,738
Shares redeemed	(13,499)	(231,503)
	161,751	836,428
Capital Share Transactions - Class I
Proceeds from sale of shares	7,728,807	35,779,409
Shares issued in reinvestment of dividends	-	629,890
Shares redeemed	(1,599,848)	(875,201)
	6,128,959	35,534,098
Net increase in net assets resulting
from capital share transactions	6,290,710	36,370,526

Total increase in net assets	8,779,795	44,836,533

Net Assets
Beginning of period	$ 44,836,533	$ -
End of period	$ 53,616,328	$ 44,836,533
Accumulated undistributed net investment income (loss)	$ 373,533	$ -

Capital Share Transactions - C Shares
Shares sold	12,982	98,633
Shares issued in reinvestment of distributions	-	1,279
Shares repurchased	(1,001)	(19,651)
Net increase from capital share transactions	11,981	80,261

Capital Share Transactions - I Shares
Shares sold	579,476	3,342,373
Shares issued in reinvestment of distributions	-	47,719
Shares repurchased	(117,959)	(70,185)
Net increase from capital share transactions	461,517	3,319,907

* See accompanying notes which are an integral part of the financial statements

(a) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (54,416)	$ (65,757)
Net realized gain on investment securities	569,652	910,387
Net realized gain on affiliated investment securities	-	40,225
Capital gain distributions from investment companies	-	7,777
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation	149,225	2,131,834
Net increase in net assets resulting from operations	664,461	3,024,466

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	(6,049)
From short-term capital gains, Class I	-	(82,618)
From long-term capital gains, Class C	-	(51,790)
From long-term capital gains, Class I	-	(707,298)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(847,755)

Capital Share Transactions - Class C
Proceeds from sale of shares	38,550	61,575
Shares issued in reinvestment of dividends	-	57,839
Shares redeemed	(21,855)	(443,056)
	16,695	(323,642)
Capital Share Transactions - Class I
Proceeds from sale of shares	388,035	3,075,098
Shares issued in reinvestment of dividends	-	783,624
Shares redeemed	(558,434)	(1,363,252)
	(170,399)	2,495,470
Net increase (decrease) in net assets resulting
from capital share transactions	(153,704)	2,171,828

Total increase in net assets	510,757	4,348,539

Net Assets
Beginning of period	$ 11,927,458	$ 7,578,919
End of period	$ 12,438,215	$ 11,927,458
Accumulated undistributed net investment income (loss)	$ (54,416)	$ -

Capital Share Transactions - C Shares
Shares sold	2,683	5,076
Shares issued in reinvestment of distributions	-	4,330
Shares repurchased	(1,627)	(38,865)
Net increase (decrease) from capital share transactions	1,056	(29,459)

Capital Share Transactions - I Shares
Shares sold	27,177	243,088
Shares issued in reinvestment of distributions	-	56,498
Shares repurchased	(38,414)	(103,662)
Net increase (decrease) from capital share transactions	(11,237)	195,924

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (86,472)	$ (120,824)
Net realized gain on investment securities	810,780	1,057,721
Net realized gain on affiliated investment securities	-	219,851
Capital gain distributions from investment companies	100,776	49,044
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation (depreciation)	(23,756)	1,207,438
Net increase in net assets resulting from operations	801,328	2,413,230

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	(83,740)
From long-term capital gains, Class I	-	(39,769)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(123,509)

Capital Share Transactions - Class C
Proceeds from sale of shares	710,594	437,486
Shares issued in reinvestment of dividends	-	11,126
Shares redeemed	(308,820)	(606,448)
	401,774	(157,836)
Capital Share Transactions - Class I
Proceeds from sale of shares	133,280	458,463
Shares issued in reinvestment of dividends	-	6,112
Shares redeemed	(13,488)	(872,384)
	119,792	(407,809)
Net increase (decrease) in net assets resulting
from capital share transactions	521,566	(565,645)

Total increase in net assets	1,322,894	1,724,076

Net Assets
Beginning of period	$ 10,175,525	$ 8,451,449
End of period	$ 11,498,419	$ 10,175,525
Accumulated undistributed net investment income (loss)	$ (86,472)	$ -

Capital Share Transactions - C Shares
Shares sold	102,993	69,827
Shares issued in reinvestment of distributions	-	1,676
Shares repurchased	(44,581)	(105,095)
Net increase (decrease) from capital share transactions	58,412	(33,592)

Capital Share Transactions - I Shares
Shares sold	18,291	71,249
Shares issued in reinvestment of distributions	-	874
Shares repurchased	(1,806)	(143,006)
Net increase (decrease) from capital share transactions	16,485	(70,883)

* See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 8.08	$ 8.98	$ 8.97	$ 8.93	$ 8.62	$ 7.33

Income from investment operations
Net investment income (a)	0.08	0.26	0.31	0.33	0.38	0.44
Net realized and unrealized gain (loss)	0.73	(0.56)	0.30	0.31	0.53	1.45
Total from investment operations	0.81	(0.30)	0.61	0.64	0.91	1.89

Less Distributions to shareholders:
From net investment income	(0.30)	(0.35)	(0.60)	(0.55)	(0.38)	(0.45)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.25)	-	(0.05)	(0.22)	(0.15)
Total distributions	(0.30)	(0.60)	(0.60)	(0.60)	(0.60)	(0.60)

Net asset value, end of period	$ 8.59	$ 8.08	$ 8.98	$ 8.97	$ 8.93	$ 8.62

Total Return (b)	10.14% (f)	(3.51)%	6.84%	7.40%	10.86%	27.11%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 13,690	$ 12,601	$ 14,300	$ 13,131	$ 12,485	$ 11,278
Ratio of expenses to average net assets (c)	1.97% (e)	1.95%	2.00%	1.97%	1.97%	1.99%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.97% (e)	1.95%	2.01%	1.98%	1.98%	2.06%
Ratio of net investment income (loss) to
average net assets (c) (d)	2.01% (e)	3.00%	3.42%	3.65%	4.34%	5.75%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	2.01% (e)	3.00%	3.41%	3.65%	4.34%	5.67%
Portfolio turnover rate	56.86% (f)	122.34%	116.25%	57.56%	53.48%	50.75%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 13.91	$ 10.58	$ 9.35	$ 10.16	$ 9.11	$ 7.14

Income from investment operations
Net investment income (loss) (a)	(0.07)	(0.09)	(0.09)	(0.07)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	0.96	3.42	1.32	(0.74)	1.13	2.00
Total from investment operations	0.89	3.33	1.23	(0.81)	1.05	1.98

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	(0.01)
From net realized gain	-	-	-	-	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	-	-	-	-	(0.01)

Net asset value, end of period	$ 14.80	$ 13.91	$ 10.58	$ 9.35	$ 10.16	$ 9.11

Total Return (b)	6.40% (f)	31.47%	13.16%	(7.97)%	11.53%	27.74%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,325	$ 7,961	$ 6,757	$ 6,384	$ 7,820	$ 6,837
Ratio of expenses to average net assets (c)	2.63% (e)	2.54%	2.60%	2.54%	2.53%	2.61%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.63% (e)	2.54%	2.60%	2.54%	2.53%	2.61%
Ratio of net investment income (loss) to
average net assets (c) (d)	(1.01)% (e)	(0.70)%	(0.92)%	(0.66)%	(0.86)%	(0.29)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(1.01)% (e)	(0.70)%	(0.92)%	(0.66)%	(0.86)%	(0.29)%
Portfolio turnover rate	9.32% (f)	28.54%	38.66%	64.54%	45.73%	56.25%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
(Unaudited)
	Six Months Ended	Period Ended
CLASS C SHARES	6/30/2014	12/31/2013 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 13.07	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.05	(0.11)
Net realized and unrealized gain	0.55	3.39
Total from investment operations	0.60	3.28

Less Distributions to shareholders:
From net investment income	-	-
From net realized gain	-	(0.21)
From return of capital	-	-
Total distributions	-	(0.21)

Net asset value, end of period	$ 13.67	$ 13.07

Total Return (b)	4.59% (f)	32.84% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,261	$ 1,049
Ratio of expenses to average net assets (c)	2.10% (e)	2.18% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.10% (e)	2.18% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.83% (e)	(0.94)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.83% (e)	(0.94)% (e)
Portfolio turnover rate	36.13% (f)	46.72% (f)

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 13.48	$ 10.78	$ 10.05	$ 12.68	$ 9.74	$ 6.06

Income from investment operations
Net investment loss (a)	(0.12)	(0.20)	(0.17)	(0.27)	(0.27)	(0.24)
Net realized and unrealized gain (loss)	0.80	3.96	1.60	(1.44)	3.70	3.92
Total from investment operations	0.68	3.76	1.43	(1.71)	3.43	3.68

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	-
From net realized gain	-	(1.06)	(0.70)	(0.92)	(0.49)	-
Total distributions	-	(1.06)	(0.70)	(0.92)	(0.49)	-

Net asset value, end of period	$ 14.16	$ 13.48	$ 10.78	$ 10.05	$ 12.68	$ 9.74

Total Return (b)	5.04% (e)	35.00%	14.27%	(13.51)%	35.19%	60.73%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 846	$ 791	$ 950	$ 863	$ 1,115	$ 1,002
Ratio of expenses to average net assets (c)	2.50% (d)	2.58%	2.87%	2.78%	3.13%	3.48%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.50% (d)	2.58%	2.87%	2.78%	3.13%	3.82%
Ratio of net investment income (loss) to
average net assets (c)	(1.75)% (d)	(1.61)%	(1.57)%	(2.22)%	(2.44)%	(3.04)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(1.75)% (d)	(1.61)%	(1.57)%	(2.22)%	(2.44)%	(3.38)%
Portfolio turnover rate	8.29% (e)	23.02%	27.30%	11.42%	36.36%	44.07%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Annualized

(e) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 6.70	$ 5.21	$ 4.33	$ 5.04	$ 4.46	$ 2.38

Income from investment operations
Net investment loss (a)	(0.06)	(0.10)	(0.06)	(0.01)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.56	1.67	0.94	(0.70)	0.65	2.11
Total from investment operations	0.50	1.57	0.88	(0.71)	0.58	2.08

Less Distributions to shareholders:
From net investment income	-	-	- (b)	-	-	- (b)
From net realized gain	-	(0.08)	-	-	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.08)	-	-	-	-

Net asset value, end of period	$ 7.20	$ 6.70	$ 5.21	$ 4.33	$ 5.04	$ 4.46

Total Return (c)	7.46% (g)	30.21%	20.40%	(14.09)%	13.00%	87.47%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,713	$ 6,784	$ 5,452	$ 4,878	$ 5,615	$ 5,240
Ratio of expenses to average net assets (d)	2.56% (f)	2.59%	2.70%	2.61%	2.64%	2.86%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.56% (f)	2.59%	2.70%	2.61%	2.64%	2.86%
Ratio of net investment income (loss) to
average net assets (d) (e)	(1.85)% (f)	(1.54)%	(1.25)%	(0.10)%	(1.45)%	(0.97)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(1.85)% (f)	(1.54)%	(1.25)%	(0.10)%	(1.45)%	(0.97)%
Portfolio turnover rate	61.58% (g)	113.99%	124.71%	99.12%	97.02%	148.81%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I (Formerly Class D)	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 8.12	$ 8.98	$ 8.98	$ 8.95	$ 8.65	$ 7.36

Income from investment operations
Net investment income (loss) (a)	0.11	0.32	0.34	0.35	0.40	0.46
Net realized and unrealized gain (loss)	0.73	(0.55)	0.29	0.31	0.52	1.46
Total from investment operations	0.84	(0.23)	0.63	0.66	0.92	1.92

Less Distributions to shareholders:
From net investment income	(0.32)	(0.36)	(0.63)	(0.58)	(0.40)	(0.47)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.27)	-	(0.05)	(0.22)	(0.16)
Total distributions	(0.32)	(0.63)	(0.63)	(0.63)	(0.62)	(0.63)

Net asset value, end of period	$ 8.64	$ 8.12	$ 8.98	$ 8.98	$ 8.95	$ 8.65

Total Return (b)	10.41% (f)	(2.71)%	7.19%	7.62%	11.07%	27.48%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,969	$ 9,682	$ 9,161	$ 7,249	$ 6,756	$ 6,852
Ratio of expenses to average net assets (c)	1.28% (e)	1.29%	1.75%	1.72%	1.72%	1.74%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.47% (e)	1.45%	1.76%	1.73%	1.73%	1.82%
Ratio of net investment income (loss) to
average net assets (c) (d)	2.68% (e)	3.71%	3.74%	3.88%	4.54%	5.93%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	2.49% (e)	3.55%	3.73%	3.88%	4.54%	5.85%
Portfolio turnover rate	56.86% (f)	122.34%	116.25%	57.56%	53.48%	50.75%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I (Formerly Class D)	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 14.52	$ 10.96	$ 9.64	$ 10.42	$ 9.30	$ 7.26

Income from investment operations
Net investment income (loss) (a)	(0.02)	0.01	(0.04)	(0.02)	(0.03)	0.02
Net realized and unrealized gain (loss)	1.00	3.55	1.36	(0.76)	1.15	2.03
Total from investment operations	0.98	3.56	1.32	(0.78)	1.12	2.05

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	(0.01)
From net realized gain	-	-	-	-	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	-	-	-	-	(0.01)

Net asset value, end of period	$ 15.50	$ 14.52	$ 10.96	$ 9.64	$ 10.42	$ 9.30

Total Return (b)	6.75% (f)	32.48%	13.69%	(7.49)%	12.04%	28.25%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,301	$ 2,183	$ 2,446	$ 2,493	$ 2,876	$ 2,844
Ratio of expenses to average net assets (c)	1.88% (e)	1.79%	2.10%	2.04%	2.03%	2.11%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.88% (e)	1.79%	2.10%	2.04%	2.03%	2.11%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.27)% (e)	0.09%	(0.43)%	(0.17)%	(0.34)%	0.23%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.27)% (e)	0.09%	(0.43)%	(0.17)%	(0.34)%	0.23%
Portfolio turnover rate	9.32% (f)	28.54%	38.66%	64.54%	45.73%	56.25%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
(Unaudited)
	Six Months Ended	Period Ended
CLASS I	6/30/2014	12/31/2013 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 13.19	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.10	(0.01)
Net realized and unrealized gain	0.56	3.41
Total from investment operations	0.66	3.40

Less Distributions to shareholders:
From net investment income	-	-
From net realized gain	-	(0.21)
From return of capital	-	-
Total distributions	-	(0.21)

Net asset value, end of period	$ 13.85	$ 13.19

Total Return (b)	5.00% (f)	34.04% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 52,355	$ 43,787
Ratio of expenses to average net assets (c)	1.35% (e)	1.39% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.35% (e)	1.46% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	1.58% (e)	(0.09)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	1.58% (e)	(0.17)% (e)
Portfolio turnover rate	36.13% (f)	46.72% (f)

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I (Formerly Class D)	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 13.99	$ 11.05	$ 10.23	$ 12.83	$ 9.80	$ 6.07

Income from investment operations
Net investment loss (a)	(0.06)	(0.08)	(0.12)	(0.21)	(0.22)	(0.20)
Net realized and unrealized gain (loss)	0.84	4.08	1.64	(1.47)	3.74	3.93
Total from investment operations	0.78	4.00	1.52	(1.68)	3.52	3.73

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	-
From net realized gain	-	(1.06)	(0.70)	(0.92)	(0.49)	-
Total distributions	-	(1.06)	(0.70)	(0.92)	(0.49)	-

Net asset value, end of period	$ 14.77	$ 13.99	$ 11.05	$ 10.23	$ 12.83	$ 9.80

Total Return (b)	5.58% (e)	36.32%	14.89%	(13.13)%	35.90%	61.45%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,592	$ 11,136	$ 6,629	$ 5,164	$ 4,865	$ 2,762
Ratio of expenses to average net assets (c)	1.60% (d)	1.60%	2.37%	2.28%	2.61%	2.98%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.75% (d)	1.83%	2.37%	2.28%	2.61%	3.32%
Ratio of net investment income (loss) to
average net assets (c)	(0.85)% (d)	(0.58)%	(1.03)%	(1.69)%	(1.99)%	(2.52)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(1.00)% (d)	(0.81)%	(1.03)%	(1.69)%	(1.99)%	(2.85)%
Portfolio turnover rate	8.29% (e)	23.02%	27.30%	11.42%	36.36%	44.07%

* See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(d) Annualized

(e) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I (Formerly Class D)	6/30/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Selected Per Share Data
Net asset value, beginning of period	$ 7.06	$ 5.44	$ 4.50	$ 5.21	$ 4.58	$ 2.44

Income from investment operations
Net investment income (loss) (a)	(0.04)	(0.05)	(0.04)	0.02	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.60	1.75	0.98	(0.73)	0.68	2.16
Total from investment operations	0.56	1.70	0.94	(0.71)	0.63	2.14

Less Distributions to shareholders:
From net investment income	-	-	- (b)	-	-	- (b)
From net realized gain	-	(0.08)	-	-	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.08)	-	-	-	-

Paid in capital from redemption fees

Net asset value, end of period	$ 7.62	$ 7.06	$ 5.44	$ 4.50	$ 5.21	$ 4.58

Total Return (c)	7.93% (g)	31.32%	20.97%	(13.63)%	13.76%	87.78%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,785	$ 3,392	$ 2,999	$ 2,763	$ 3,644	$ 3,140
Ratio of expenses to average net assets (d)	1.81% (f)	1.84%	2.20%	2.11%	2.15%	2.36%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.81% (f)	1.84%	2.20%	2.11%	2.15%	2.36%
Ratio of net investment income (loss) to
average net assets (d) (e)	(1.11)% (f)	(0.76)%	(0.75)%	0.34%	(0.96)%	(0.47)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(1.11)% (f)	(0.76)%	(0.75)%	0.34%	(0.96)%	(0.47)%
Portfolio turnover rate	61.58% (g)	113.99%	124.71%	99.12%	97.02%	148.81%

* See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED)

June 30, 2014

 NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Equity Fund’s investment objective is obtaining a high total return, through a combination of income and capital appreciation in the value of its shares. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation. The MicroCap Fund’s investment objective is to obtain capital appreciation. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class I (formerly Class D). Class C and Class I shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class C shares are a no-load share class. Class I shares are offered continuously at net asset value. Class C shares are subject to a distribution and shareholder service fees. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2014, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2014, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as Level 1 within the fair value hierarchy.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

Equity securities (common stock including real estate investment trusts, preferred shares, convertible preferred shares, closed-end funds, traditional preferred securities, investment companies, rights, and corporate bond trust certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2014:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 9,364,571	$ -	$ -	$ 9,364,571
Traditional Preferred	1,624,624	-	-	1,624,624
Investment Companies	7,808,853	-	-	7,808,853
REIT Senior Securites	4,894,635	-	-	4,894,635
Money Market Fund	1,840,373	-	-	1,840,373
Total	$ 25,533,056	$ -	$ -	$ 25,533,056

Ancora Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,609,367	$ -	$ -	$ 7,609,367
Investment Companies	1,489,110	-	-	1,489,110
Money Market Fund	573,676	-	-	573,676
Total	$ 9,672,153	$ -	$ -	$ 9,672,153

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 51,821,192	$ -	$ -	$ 51,821,192
Money Market Fund	1,635,349	-	-	1,635,349
Total	$ 53,456,542	$ -	$ -	$ 53,456,542

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,037,344	$ -	$ -	$ 12,037,344
Money Market Fund	415,192	-	-	415,192
Total	$ 12,452,536	$ -	$ -	$ 12,452,536

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,998,606	$ -	$ -	$ 6,998,606
Direct Trust Certificates	255,000	-	-	255,000
Investment Companies	2,466,300	-	-	2,466,300
Money Market Fund	1,636,032	-	-	1,636,032
Total	$ 11,355,938	$ -	$ -	$ 11,355,938

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2014. For more detail on the investments in securities please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2014.  There were no transfers into or out of any levels during the six months ended June 30, 2014 in the Ancora Funds.

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the six months ended June 30, 2014:

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2013	$ 60,750
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	(4,500)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2014	$ 56,250

Lakeland Industries, Inc.	Investments
Balance Beginning at December 31, 2013	$ 287,885
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	106,147
Net Purchases	28,881
Net Sales	-
Balance End at June 30, 2014	$ 422,913

LNB Bancorp	Investments
Balance Beginning at December 31, 2013	$ 100,300
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	112,500
Net Purchases	-
Net Sales	-
Balance End at June 30, 2014	$ 121,800

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2013	$ 1,012,500
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	(75,000)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2014	$ 937,500

Lakeland Industries, Inc.	Investments
Balance Beginning at December 31, 2013	$ 526,000
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	190,000
Net Purchases	-
Net Sales	-
Balance End at June 30, 2014	$ 716,000

Stephan Co.	Investments
Balance Beginning at December 31, 2013	$ 182,900
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	83,047
Net Purchases	6,053
Net Sales	-
Balance End at June 30, 2014	$ 272,000

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a affiliated member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30, 2014, the Advisor earned fees of $121,839 from the Income Fund, $46,886 from the Equity Fund, $238,850 from the Small-Mid Cap Fund, $59,848 from the MicroCap Fund, and $53,766 from the Special Opportunity Fund.  At June 30, 2014, payables to the Advisor were $17,611, $7,805, $42,132, $6,543, and $9,268 for the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.285% for Class I shares until at least April 30, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30,

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

2014, the Advisor waived management fees of $10,510 for the Income Fund Class I shares. These waivers may be discontinued at any time. As of January 1, 2013 the Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares until at least April 30, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2014, the Advisor did not waive any management fees for the Small-Mid Cap Fund Class I shares. These waivers may be discontinued at any time.  As of January 1, 2013 the Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until at least April 30, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2014, the Advisor waived management fees of $8,479 for the MicroCap Fund Class I shares. These waivers may be discontinued at any time. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including America Northcoast Securities, Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including America Northcoast Securities, Inc.) or other services.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Arch Eagle Group, Inc., the parent company of America Northcoast Securities, Inc., has an indirect financial interest in the operation of the Plan.

For the six months ended June 30, 2014, the fees earned and payable were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2014
Income Fund
Class C	0.50%	$ 32,965	$ 5,339

Equity Fund
Class C	0.75%	$ 27,031	$ 5,166

Small-Mid Cap Fund
Class C	0.75%	$ 4,304	$ 1,711

MicroCap Fund
Class C	0.75%	$ 3,013	$ 2,582

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

Special Opportunity Fund
Class C	0.75%	$ 27,089	$ 5,516

As of January 1, 2013, the Fund has eliminated all distribution fees for Class D by converting Class D shares to Class I shares of the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund.

The Funds have entered into an Administration Agreement with The Ancora Group, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2014, The Ancora Group, Inc. earned $12,184 from the Income Fund, $4,688 from the Equity Fund, $23,885 from the Small-Mid Cap Fund, $5,985 from the MicroCap Fund, and $5,377 from the Special Opportunity Fund.  As of June 30, 2014, The Ancora Group, Inc. was owed $2,091, $781, $4,213, $987, and $927 by the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through America Northcoast Securities, Inc., if, in the Advisor’s judgment, the use of America Northcoast Securities, Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, America Northcoast Securities, Inc. charges the Funds a commission rate consistent with those charged by America Northcoast Securities, Inc. to comparable unaffiliated customers in similar transactions.  For the six months ended June 30, 2014, America Northcoast Securities, Inc. received commissions on security transactions of $26,609 for the Income Fund, $2,368 for the Equity Fund, $5,280 for the Small-Mid Cap Fund, $1,754 for the MicroCap, and $19,544 for the Special Opportunity Fund.

The Trust retains America Northcoast Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Adviser and serves without compensation other than fees paid to America Northcoast Securities under the 12b-1 Plan.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$ 13,116,003	$ 867,439	$ 23,145,553	$ 1,449,936	$ 5,707,569

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$ 12,919,423	$ 2,283,969	$ 17,169,805	$ 952,543	$ 6,079,182

At June 30, 2014, the costs of securities for federal income tax purposes were $24,857,142, $5,844,050, $44,873,567, $9,072,213, and $7,747,248 for the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund respectively.

As of June 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 858,224	$ 3,844,403	$ 9,667,275	$ 4,035,992	$ 2,445,117
Gross (Depreciation)	(182,310)	(16,300)	(1,084,300)	(1,118,101)	(488,667)
Net Appreciation on Investments	$ 675,914	$ 3,828,103	$ 8,582,975	$ 2,917,891	$ 1,956,450

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2014 is as follows:

	Income Fund Class C	Income Fund Class I	Equity Fund Class C	Equity Fund Class I
Ordinary income	$ 471,808	$ 423,879	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 471,808	$ 423,879	$ -	$ -

	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I	MicroCap Fund Class C	MicroCap Fund Class I
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ -	$ -	$ -	$ -

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -
Short-term capital gain	-	-
Long-term capital gain	-	-
Return of capital	-	-
	$ -	$ -

The tax character of distributions paid during the year ended December 31, 2013 is as follows:

	Income Fund Class C	Income Fund Class I	Equity Fund Class C	Equity Fund Class I
Ordinary income	$ 542,852	$ 431,256	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	400,955	318,530	-	-
	$ 943,807	$ 749,786	$ -	$ -

	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I	MicroCap Fund Class C	MicroCap Fund Class I
Ordinary income	$ 16,738	$ 702,745	$ 6,049	$ 82,618
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	51,790	707,298
Return of capital	-	-	-	-
	$ 16,738	$ 702,745	$ 57,839	$ 789,916

	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -
Short-term capital gain	-	-
Long-term capital gain	83,740	39,769
Return of capital	-	-
	$ 83,740	$ 39,769

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income	$ -	$ -	$ 136,684	$ 54,675	$ -
Accumulated undistributed capital gain (capital loss carry forward)	(512,900)	(711,842)	-	104,802	184,643
Unrealized appreciation (depreciation)	(869,109)	3,732,233	8,347,896	2,768,666	1,960,656
	$(1,382,009)	$3,020,391	$ 8,484,580	$2,928,143	$ 2,145,299

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2013, the Funds had available for federal purposes, the following unused capital loss carry forwards.

Expiration Date	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
2017	$ 512,900	$ 711,842	$ -	$ -	$ -
Total	$ 512,900	$ 711,842	$ -	$ -	$ -

During the year ended December 31, 2013, the Income Fund utilized $173,199 of its capital loss carryforward, the Equity Fund utilized $864,088 of its capital loss carryforward, and the Special Opportunity fund utilized $916,667 of its capital loss carryforward.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2014, Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	93.61%
Equity Fund	95.20%
Small-Mid Cap Fund	64.92%
MicroCap Fund	94.52%
Special Opportunity Fund	97.50%

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

NOTE 9. SUBSEQUENT EVENTS

The Trust has added Class S shares for each of the Funds available to certain investors per terms of the prospectus.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2014

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014
Actual
Class C	$1,000.00	$1,101.40	$10.26
Class I	$1,000.00	$1,104.09	$6.70
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.03	$9.84
Class I	$1,000.00	$1,018.42	$6.43
*Expenses are equal to the Fund’s annualized expense ratio of 1.97% and 1.285%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014
Actual
Class C	$1,000.00	$1,063.98	$13.46
Class I	$1,000.00	$1,067.49	$9.64
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,011.75	$13.12
Class I	$1,000.00	$1,015.47	$9.39
* Expenses are equal to the Fund’s annualized expense ratio of 2.63% and 1.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora/Thelen Small Mid-Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014
Actual
Class C	$1,000.00	$1,045.91	$10.86
Class I	$1,000.00	$1,050.04	$6.86
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.18	$10.69
Class I	$1,000.00	$1,018.10	$6.76
* Expenses are equal to the Fund’s annualized expense ratio of 2.14% and 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014
Actual
Class C	$1,000.00	$1,050.45	$12.71
Class I	$1,000.00	$1,055.75	$8.16
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.40	$12.47
Class I	$1,000.00	$1,016.86	$8.00
* Expenses are equal to the Fund’s annualized expense ratio of 2.50% and 1.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014
Actual
Class C	$1,000.00	$1,074.63	$13.17
Class I	$1,000.00	$1,079.32	$9.33
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.10	$12.77
Class I	$1,000.00	$1,015.82	$9.05
* Expenses are equal to the Fund’s annualized expense ratio of 2.56% and 1.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal 7380 Sherman Road Cleveland, OH 44026	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
66

Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
200 North Folk Dr., Bentleyville, OH 44022 78		November 15, 2003

Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
66
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman, Director and Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group, Inc. (Formerly Ancora Capital, Inc.) since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; Chairman and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.

				5	The Stephen Company (TSC) Mace Security International (MACE)
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124
71

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

(CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 35	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of The Ancora Group, Inc.; Director of Compliance of Ancora Securities, Inc. until 2013; Director of Compliance of Ancora Capital Inc until 2013; Director of Compliance of The Ancora Group Inc.	5	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 40	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc. until 2013; Chief Financial Officer and Director of Ancora Capital Inc. until 2013; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	5	None.

 (2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

America Northcoast Securities, Inc.

2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by America Northcoast Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: September 8, 2014

*Print the name and title of each signing officer under his or her signature.